MERRILL LYNCH
EUROFUND







FUND LOGO







Quarterly Report

July 31, 1995





Officers and Trustees
Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Adrian C. Holmes, Vice President and
     Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863







This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.






Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011






MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


As a Percentage of Stocks &
Convertible Warrants
As of July 31, 1995


Pie graph depicting Percentage of Stocks & Convertible Warrants As of July 31, 1995


Netherlands                                17.3%
Belgium                                     0.9%
Hungary                                     0.9%
Austria                                     1.4%
Spain                                       4.9%
France                                      6.8%
Finland                                     8.9%
Germany                                     9.7%
Sweden                                      8.8%
Switzerland                                 6.5%
Italy                                       4.2%
Ireland                                     2.0%
Norway                                      1.7%
Czech Republic                              0.1%
Greece                                      0.1%
United Kingdom                             25.8%





EUROPEAN STOCK MARKET PERFORMANCE


Total Return for the
Three-Month Period
Ended July 31, 1995
In US Dollars*


Bar graph depicting Total Return for the Three-Month Period Ended
July 31, 1995 In US Dollars*


Belgium                                   + 3.8%
France                                    + 3.9%
Italy                                     + 4.9%
Austria                                   + 6.4%
Norway                                    + 7.8%
United Kingdom                            + 8.1%
Netherlands                               + 8.6%
Switzerland                               + 9.1%
Germany                                   +10.0%
Ireland                                   +11.1%
Spain                                     +13.3%
Sweden                                    +14.0%
Finland                                   +30.6%


Source: Financial Times--Actuaries Index.

[FN]
*For the three-month period ended July 31, 1995, total investment return for the Financial Times--Actuaries Europe Index was +8.36%.



DEAR SHAREHOLDER

The quarter ended July 31, 1995 saw a strong rebound in European stock markets. The US total dollar return of the unmanaged Financial Times--Actuaries Europe Index for the July quarter was +8.36%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares had total returns of +8.54%, +8.29%, +8.30% and +8.42%, respectively. (Results do not reflect deduction of sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3, 4 and 5 of this report to shareholders.)

Asset allocation added value during the July quarter. The principal contributions came from an underweighted stance in the poorly performing French market and a significant overweighting in the buoyant Scandinavian markets. At the sector level, cyclical stocks, where we have substantial representation, continued their relative outperfor-mance. The lack of exposure to the booming technology sector, and particularly to SAP AG, Nokia AB OY and LM Ericsson, handicapped performance. We do not believe that such spectacular outper-formance by this area of the market is sustainable.

Economic growth faltered on both sides of the Atlantic in the spring and early summer. However, the most recently released data suggest renewed economic growth, and it is likely that we have experienced little more than a growth hiatus. The lower rate of growth, and the reduced inflationary expectations that accompany it, increase the likelihood of a sustained period of moderate economic growth with low inflation. In the "soft currency" countries (Sweden, Norway, Spain, Italy, Portugal and the United Kingdom), where inflationary fears have been building, recent data on inflation have been encouraging. While benign inflationary data have been supportive of bond markets and the interest rate outlook, signs of renewed economic growth have left bond markets subdued, with little possibility of revisiting their recent highs.

The US dollar, which recently has displayed a modest uptrend for both fundamental and technical reasons, has helped to improve market sentiment and confidence.

Investment Strategy
Although corporate earnings in Europe have been slightly downgraded in response to weaker-than-expected economic growth (with the curious exception of the cyclical sectors), absolute valua-tions are still below long-term averages. Similarly, the recent rise in bond yields still leaves equities very inexpensive relative to bonds on a historic comparison. The valuation argument, combined with the recent Japanese liberalization of overseas investment (which should be beneficial for stock market liquidity and currency relation-ships), leads us to maintain our effectively fully invested position. The surge in takeover activity and share buybacks also is improving the investment backdrop.

In recent weeks we have changed the Fund's currency strategy, and nearly 45% of the Fund invested in "hard currency" countries (Germany, Switzerland, Holland, Belgium, France, Denmark, Austria and Finland) has been hedged using options which expire in October. The reasons for the move are both fundamental and technical. Our hope is partly to protect the Fund against an anticipated rise in the US dollar over the next few months, although such a move would likely be offset by rising equity markets.

The Fund's country allocations have varied little since the period ended April 30, 1995. The principal overweightings are in Finland, Sweden and Holland, and the principal underweightings are in the United Kingdom and France. There also has been little change at the sector level, with the Fund's heavy overweighting of cyclicals benefiting performance. Philips Electronics N.V. remains the Fund's largest equity holding. The remainder of the top ten holdings is dominated by high-quality and undervalued Dutch insurance companies and high-growth Swiss pharmaceutical companies. (See page 5 of this report to shareholders for a listing of the Fund's top ten positions.)

In Conclusion
The investment environment for European equities remains firmly positive. It appears increasingly likely that this economic cycle will be an extended one. However, this possible development is not priced into equity valuations, in our opinion, especially in the cyclical area where many sectors are discounting a downturn in the near future. The main risk factors would be a further decline in the US stock market, which could impact European equities, and further increases in European bond yields as economic growth momentum rebuilds.

We appreciate your ongoing interest in Merrill Lynch EuroFund, and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Adrian C. Holmes)
Adrian C. Holmes
Vice President and Portfolio Manager


August 23, 1995






PERFORMANCE DATA

About Fund Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Performance Summary," "Recent Performance Results" and "Average Annual Total Return" tables on pages 4 and 5. Data for Class C and Class D Shares are also presented in the "Aggregate Total Return" and "Recent Performance Results" tables on pages 4 and 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended July 31, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended July 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains    Dividends
Period Covered                   Beginning      Ending    Distributed       Paid*       % Change**
10/26/88--12/31/88                 $ 8.83      $ 8.83        $0.023           --          + 0.26%
1989                                 8.83       10.99          --           $0.087        +25.48
1990                                10.99       10.53          --            0.230        - 2.23
1991                                10.53       11.75          --            0.451        +16.20
1992                                11.75       11.12          --             --          - 5.36
1993                                11.12       14.67          --             --          +31.92
1994                                14.67       13.62         0.737          0.889        + 4.29
1/1/95--7/31/95                     13.62       15.86          --            0.019        +16.59
                                                             ------         ------
                                                       Total $0.760   Total $1.676

                                                  Cumulative total return as of 7/31/95: +116.96%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains    Dividends
Period Covered                   Beginning      Ending    Distributed       Paid*       % Change**
1/30/87--12/31/87                  $10.00      $ 8.61        $0.737         $0.055        - 5.98%
1988                                 8.61        8.80         0.023          0.126        + 3.98
1989                                 8.80       10.85          --            0.071        +24.13
1990                                10.85       10.38          --            0.124        - 3.26
1991                                10.38       11.59          --            0.332        +15.08
1992                                11.59       10.85          --             --          - 6.38
1993                                10.85       14.17          --             --          +30.60
1994                                14.17       12.95         0.737          0.889        + 3.24
1/1/95--7/31/95                     12.95       14.99          --            0.019        +15.90
                                                             ------         ------
                                                       Total $1.497   Total $1.616

                                                   Cumulative total return as of 7/31/95: +97.66%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Recent Performance Results*
                                                                                 12 Month  3 Month
                                                7/31/95   4/30/95   7/31/94++   % Change++ % Change
ML EuroFund Class A Shares                       $15.86    $14.63    $15.81     + 5.92%(1) +8.41%
ML EuroFund Class B Shares                        14.99     13.86     15.18     + 4.55(1)  +8.15
ML EuroFund Class C Shares                        14.98     13.85     15.08     + 5.18(1)  +8.16
ML EuroFund Class D Shares                        15.82     14.61     15.75     + 6.06(1)  +8.28
ML EuroFund Class A Shares--Total Return                                        +12.82(2)  +8.54(3)
ML EuroFund Class B Shares--Total Return                                        +11.70(2)  +8.29(3)
ML EuroFund Class C Shares--Total Return                                        +12.36(2)  +8.30(3)
ML EuroFund Class D Shares--Total Return                                        +12.97(2)  +8.42(3)

  *Investment results do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.737 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.907 per share ordinary income dividends and $0.737 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.019 per share ordinary income dividends.



PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 6/30/95                        +13.45%         +7.49%
Five Years Ended 6/30/95                   +8.05          +6.89
Inception (10/26/88)
through 6/30/95                           +11.33         +10.43

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/95                        +12.32%         +8.32%
Five Years Ended 6/30/95                   +6.95          +6.95
Inception (1/30/87) through 6/30/95        +7.70          +7.70

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate Total Return

                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Inception (10/21/94)
through 6/30/95                            +6.14%         +5.18%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class D Shares*

Inception (10/21/94)
through 6/30/95                            +6.69%         +1.09%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PORTFOLIO INFORMATION


                                               Percent of
Ten Largest Equity Holdings                    Net Assets

Philips Electronics N.V.                           2.7%
Aegon N.V.                                         2.5
Repsol S.A.                                        2.3
Amev N.V.                                          2.2
International Nederlanden Groep N.V.               2.1
Roche Holdings AG                                  2.0
Kloeckner Werke AG                                 1.9
Ciba-Geigy AG                                      1.9
The British Petroleum Co. PLC                      1.8
British Telecommunications PLC                     1.7


                                               Percent of
Ten Largest Industries                         Net Assets

Insurance                                          8.5%
Engineering                                        7.6
Paper & Forest Products                            6.6
Banking                                            5.8
Chemicals                                          4.9
Pharmaceuticals                                    4.8
Automobiles & Equipment                            4.4
Telecommunications                                 3.9
Electrical Equipment                               3.9
Utilities                                          3.7





Portfolio Changes for the
Quarter Ended July 31, 1995


Additions

 AEGEK
 The BICC Group PLC
 BTR PLC (Ordinary)
 British Gas PLC (Ordinary)
 The British Petroleum Co. PLC
 CS Holdings AG (Registered)
 Celsius Industrier AB
 Erciyas Biracilik Ve Malt
    Sanayii A.S.
*Eregli Demir Ve Celik
    Fabrikalari T.A.S.
 Glaxo Holdings PLC
 Jefferson Smurfit Group PLC
 Kymmene OY
*Migros Turk T.A.S.
 Mol Re Hung Oil & Gas
 Montedison S.p.A.
 NYNEX CableComms Group PLC
 Rauma OY
 T&N PLC
*US Industries, Inc.
 V.A. Technologie AG
 Vodafone Group PLC


Deletions

 Banco Santander S.A.
 British Airways PLC
 Continental AG (Warrants)
*Eregli Demir Ve Celik
    Fabrikalari T.A.S.
 Forte PLC
 General Electric Co. PLC
 Hanson PLC (Ordinary)
*Migros Turk T.A.S.
 Nestle AG
 Scottish Power PLC
 Sedgwick Group PLC
 The Shell Transport &
    Trading Co. PLC
 SmithKline Beecham Corp.
    PLC (Class A)
 Tarmac PLC (Ordinary)
*US Industries, Inc.


[FN]
*Added and deleted in the
 same quarter.



SCHEDULE OF INVESTMENTS
                                                                                                                    Percent of
Industry                   Shares Held             Investments                            Cost            Value     Net Assets
Austria

Engineering                     21,800   V.A. Technologie AG                         $    2,383,280   $    2,665,630    0.2%


Utilities                      170,150   Verbund Oesterreichische Elekrizitats AG         9,648,353       12,497,239    1.1


                                         Total Investments in Austria                    12,031,633       15,162,869    1.3


Belgium

Banking                         29,350   Generale de Banque S.A.                          7,163,490        9,414,736    0.8


                                         Total Investments in Belgium                     7,163,490        9,414,736    0.8


Czech Republic

Paper & Forest                  28,911   Biocel Paskov AS                                   776,857          777,930    0.1
Products


                                         Total Investments in the Czech Republic            776,857          777,930    0.1


Finland

Banking                      9,921,672   Kansallis-Osake-Pankki                          17,104,769       10,094,656    0.9
                             2,116,800   Unitas Bank Ltd.                                 5,714,168        6,521,786    0.6
                                                                                     --------------   --------------  ------
                                                                                         22,818,937       16,616,442    1.5


Machine--Diversified           277,000   Rauma OY                                         4,995,819        5,775,519    0.5


Metals & Mining                687,700   Outokumpu OY                                     9,764,165       13,468,211    1.2


Paper & Forest               1,743,700   Enso-Gutzeit OY 'R' (Ordinary)
Products                                 (Registered)                                    12,175,093       16,616,582    1.5
                               203,300   Kymmene OY                                       6,225,726        6,797,707    0.6
                               391,900   Metsa Serla OY                                  14,945,500       18,251,851    1.6
                               801,925   Repola OY 'S'                                   12,642,630       17,965,265    1.6
                                                                                     --------------   --------------  ------
                                                                                         45,988,949       59,631,405    5.3


                                         Total Investments in Finland                    83,567,870       95,491,577    8.5


France

Automobiles &                  132,550   Peugeot S.A.                                    16,341,989       19,069,746    1.7
Equipment


Building & Construction         97,000   Compagnie de Saint-Gobain S.A.                  11,606,838       12,919,249    1.1


Financial Services              38,863   EuraFrance S.A.                                 11,595,029       12,940,227    1.1


Industrial Materials           177,431   Compagnie de Fives-Lille                         9,488,305       17,426,524    1.5


Oil & Related                   74,050   Societe Nationale Elf Aquitane                   5,209,575        5,791,941    0.5


Steel                           73,450   Ugine S.A.                                       4,965,855        5,075,913    0.5


                                         Total Investments in France                     59,207,591       73,223,600    6.4



SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industry                   Shares Held             Investments                            Cost            Value     Net Assets

Germany
Automobiles &                   39,250   Volkswagen AG                               $   10,076,641   $   12,805,891    1.1%
Equipment                                                                            --------------   --------------  ------


Chemicals                       51,110   BASF AG                                          8,714,588       11,848,110    1.0
                                50,200   Bayer AG                                         9,932,780       13,515,524    1.2

                                                                                         18,647,368       25,363,634    2.2


Diversified Companies           85,000   Veba AG (Warrants) (a)                           3,659,373        5,561,265    0.5


Electronics                     34,000   Siemens AG                                      17,077,977       17,975,682    1.6


Engineering                    321,783   Kloeckner Werke AG                              14,985,368       22,171,051    1.9
                                47,654   Mannesmann AG                                   12,941,208       15,927,204    1.4
                                                                                     --------------   --------------  ------
                                                                                         27,926,576       38,098,255    3.3


Insurance                        1,920   Munich Reinsurance Co.                           3,609,728        4,266,049    0.4


                                         Total Investments in Germany                    80,997,663      104,070,776    9.1


Greece

Engineering &                   36,667   AEGEK                                              889,337          900,668    0.1
Construction

                                         Total Investments in Greece                        889,337          900,668    0.1


Hungary

Natural Gas                     44,000   Mol Re Hung Oil & Gas                            3,778,425        4,346,911    0.4
Pharmaceuticals                 30,168   Egis                                               559,452          676,697    0.1
                               275,000   Gedeon Richter                                   3,892,707        4,474,250    0.4
                                                                                     --------------   --------------  ------
                                                                                          4,452,159        5,150,947    0.5


                                         Total Investments in Hungary                     8,230,584        9,497,858    0.9


Ireland

Banking                        763,000   Allied Irish Banks PLC (Ordinary)                3,276,759        3,716,329    0.3


Building Materials           2,462,300   CRH PLC                                         14,420,886       17,422,373    1.6


Forest Products              4,279,417   Jefferson Smurfit Group PLC                     12,726,781       13,449,801    1.2


                                         Total Investments in Ireland                    30,424,426       34,588,503    3.1


Italy

Diversified                 13,030,335   Compagnie Industriali Riunite S.p.A.
Companies                                (CIR)                                           12,170,577       11,208,979    1.0
                            18,730,000   Montedison S.p.A.                               14,319,765       14,719,127    1.3
                                                                                     --------------   --------------  ------
                                                                                         26,490,342       25,928,106    2.3


Engineering                  2,571,700   Filippo Fochi S.p.A.                             8,169,638        1,102,065    0.1
Utilities                    7,453,151   Societa Finanziaria Telefonica S.p.A.
                                         (STET)                                          16,787,442       18,764,393    1.6


                                         Total Investments in Italy                      51,447,422       45,794,564    4.0


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industry                   Shares Held             Investments                            Cost            Value     Net Assets
Netherlands

Automobiles &                  352,000   Vredestein Groep N.V.                       $    3,504,552   $    4,003,619    0.3%
Equipment


Banking                        285,850   ABN Amro Holding N.V.                            9,612,723       11,231,537    1.0


Capital Goods                  459,000   Ahrend Groep N.V.                                6,522,706       13,822,800    1.2


Chemicals                      144,900   Akzo N.V.                                       15,161,543       19,102,753    1.7
                               234,320   European Vinyls Corporation
                                         International N.V.                              10,057,947       11,251,115    1.0
                                                                                     --------------   --------------  ------
                                                                                         25,219,490       30,353,868    2.7


Electrical Equipment           619,100   Philips Electronics N.V.                        16,377,603       30,526,903    2.7


Insurance                      781,125   Aegon N.V.                                      13,638,817       28,521,108    2.5
                               428,100   Amev N.V.                                       14,838,504       24,622,528    2.2
                               423,528   International Nederlanden Groep N.V.            15,831,917       24,578,528    2.1
                                                                                     --------------   --------------  ------
                                                                                         44,309,238       77,722,164    6.8


Paper                          434,530   KNP BT (Koninklijke) (Warrants) (a)              1,500,004        1,743,849    0.2


Transportation                 438,258   KLM Royal Dutch Airlines N.V.                    9,501,301       16,540,175    1.4


                                         Total Investments in the Netherlands           116,547,617      185,944,915   16.3


Norway

Oil & Gas Producers            228,200   Saga Petroleum A.S. (Class A)                    2,697,693        3,318,324    0.3
                             1,102,400   Saga Petroleum A.S. (Class B)                   12,575,675       14,949,628    1.3


                                         Total Investments in Norway                     15,273,368       18,267,952    1.6


Spain

Banking                         86,553   Banco Popular Espanol S.A.                       9,630,077       14,058,668    1.2


Petroleum                      766,268   Repsol S.A.                                     21,422,573       25,938,004    2.3


Utilities--Electric            240,000   Empresa Nacional de Electricidad S.A.            9,119,821       12,832,604    1.1


                                         Total Investments in Spain                      40,172,471       52,829,276    4.6


Sweden

Appliances                     320,800   Electrolux AB                                   15,488,929       16,927,319    1.5


Automobiles &                  729,900   Volvo AB                                        13,808,866       14,494,468    1.3
Equipment


Diversified                    186,010   Celsius Industrier AB                            2,740,880        3,073,782    0.3
Companies


Engineering                    565,600   SKF AB (Class A)                                10,412,644       12,435,177    1.1
                               277,800   SKF AB (Class B)                                 5,353,782        6,225,872    0.5
                               267,400   Svedala Industry AB                              4,864,676        7,965,106    0.7
                                                                                     --------------   --------------  ------
                                                                                         20,631,102       26,626,155    2.3


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industry                   Shares Held             Investments                            Cost            Value     Net Assets

Sweden (concluded)
Financial Services             472,300   Stadshypotek AB                             $    6,965,920   $    7,637,192    0.7%


Metals & Mining                543,500   Avesta-Sheffield AB                              4,750,742        6,244,468    0.5


Paper & Forest                 186,700   Mo och Domsjo AB                                 8,667,284       12,393,702    1.1
Products                       505,000   Stora Kopparbergs AB                             6,022,968        7,592,908    0.7
                                                                                     --------------   --------------  ------
                                                                                         14,690,252       19,986,610    1.8


                                         Total Investments in Sweden                     79,076,691       94,989,994    8.4


Switzerland

Banking                        130,000   CS Holdings AG (Registered)                     12,351,410       11,275,279    1.0


Electrical Equipment            13,460   BBC Brown Boveri & Cie (Bearer)                 10,355,594       14,208,560    1.2


Pharmaceuticals                 28,855   Ciba-Geigy AG                                   16,473,100       21,429,969    1.9
                                 3,310   Roche Holdings AG                               18,033,361       22,606,215    2.0
                                                                                     --------------   --------------  ------
                                                                                         34,506,461       44,036,184    3.9


                                         Total Investments in Switzerland                57,213,465       69,520,023    6.1


Turkey

Beverages                      550,000   Erciyas Biracilik Ve Malt Sanayii A.S.             366,993          451,020    0.0


                                         Total Investments in Turkey                        366,993          451,020    0.0


United Kingdom

Aerospace                    4,230,696   Rolls Royce PLC                                 10,771,415       12,558,275    1.1


Banking &                      871,400   Standard Chartered PLC                           4,103,411        5,117,500    0.5
Financial Services


Broadcast/Radio & TV         1,353,600   British Sky Broadcasting Group PLC               5,805,013        7,429,485    0.7


Commercial Services          5,084,300   BET PLC                                          9,048,427       10,820,743    0.9


Consumer Goods               1,439,300   Vendome Luxury Group (Units)(b)                  9,362,813       11,884,346    1.0


Engineering                  3,795,200   T&N PLC                                         10,154,703       10,506,427    0.9
                             1,709,500   The BICC Group PLC                               9,110,938        8,822,123    0.8
                                                                                     --------------   --------------  ------
                                                                                         19,265,641       19,328,550    1.7


Food & Beverage              2,004,900   Grand Metropolitan PLC                          13,021,249       12,062,986    1.1
                               897,400   Tate & Lyle PLC                                  5,868,055        6,332,846    0.5
                               904,800   Unilever PLC                                    14,464,573       18,532,620    1.6
                                                                                     --------------   --------------  ------
                                                                                         33,353,877       36,928,452    3.2


Industrials                  3,942,200   Tomkins PLC                                     14,155,374       16,180,811    1.4


Insurance                    2,720,300   Prudential Corp. PLC                            13,113,121       14,473,805    1.3


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industry                   Shares Held             Investments                            Cost            Value     Net Assets
United Kingdom (concluded)

Leisure                      1,021,650   Rank Organisation PLC                       $    6,353,740   $    6,939,914    0.6%


Metals & Mining              1,233,800   The RTZ Corp. PLC                               15,998,636       17,808,427    1.6


Multi-Industry               2,161,200   BTR PLC (Ordinary)                              11,953,505       11,429,854    1.0


Oil & Related                2,701,300   The British Petroleum Co. PLC                   19,726,742       20,467,607    1.8


Pharmaceuticals                411,800   Glaxo Holdings PLC                               5,018,374        4,938,923    0.4


Retail Trade                 7,485,000   Asda Group PLC                                   7,856,805       11,378,622    1.0


Telecommunications           3,023,500   British Telecommunications PLC                  18,568,091       19,256,055    1.7
                             2,126,800   NYNEX CableComms Group PLC                       4,672,957        4,424,297    0.4
                             2,169,400   Racal Electronics PLC                            8,446,944        9,216,763    0.8
                             3,126,700   Vodafone Group PLC                              11,501,793       11,983,012    1.0
                                                                                     --------------   --------------  ------
                                                                                         43,189,785       44,880,127    3.9


Utilities                    2,351,900   British Gas PLC (Ordinary)                      11,842,421       10,970,633    1.0


                                         Total Investments in the United Kingdom        240,919,100      263,536,074   23.1


                           Face Amount            Short-Term Securities


Repurchase               $   5,991,000   PaineWebber Group, Inc., purchased on
Agreements*                              7/31/1995 to yield 5.78% to 8/01/1995            5,991,000        5,991,000    0.5


                                         Total Investments in Short-Term Securities       5,991,000        5,991,000    0.5


                      Number of Contracts/                                               Premiums
                           Face Amount                   Issue                             Paid


Currency Put                90,000,000   Finnish Mark, expiring October 1995
Options Purchased                        at Fim 4.281                                     2,308,500        1,209,960    0.1
                            72,000,000   French Franc, expiring October 1995 at
                                         Frf 4.873                                        1,803,600          792,432    0.1
                           105,000,000   German Deutschemark, expiring October
                                         1995 at DM 1.400                                 2,630,250        1,585,500    0.1
                           180,000,000   Netherlands Guilder, expiring October
                                         1995 at Nlg 1.568                                4,410,000        2,610,000    0.2
                            69,000,000   Swiss Franc, expiring October 1995 at
                                         Chf 1.166                                        1,721,550          938,400    0.1


                                         Total Options Purchased                         12,873,900        7,136,292    0.6


                                         Total Investments                              903,171,478    1,087,589,627   95.5


                                                                                          Premiums
                                                                                          Received


Currency Call               90,000,000   Finnish Mark, expiring October 1995
Options Written                          at Fim 4.113                                      (558,000)        (834,660)  (0.1)
                            72,000,000   French Franc, expiring October
                                         1995 at Frf 4.682                                 (405,000)        (715,248)  (0.1)
                           105,000,000   German Deutschemark, expiring October
                                         1995 at DM 1.345                                  (929,250)      (1,060,500)  (0.1)
                           180,000,000   Netherlands Guilder, expiring October
                                         1995 at Nlg 1.506                               (1,593,000)      (1,890,000)  (0.2)
                            69,000,000   Swiss Franc, expiring October 1995
                                         at Chf 1.120                                      (779,700)        (931,500)  (0.1)
                                                                                     --------------   --------------  ------
                                                                                         (4,264,950)      (5,431,908)  (0.6)


SCHEDULE OF INVESTMENTS (concluded)
                    Number of Contracts/                                                 Premiums                  Percent of
                        Face Amount                          Issue                       Received         Value    Net Assets
Currency Put                90,000,000   Finnish Mark, expiring October 1995
Options Written                          at Fim 4.511                                $     (598,500)  $     (190,710)   0.0%
                            72,000,000   French Franc, expiring October 1995
                                         at Frf 5.135                                      (448,200)        (103,176)   0.0
                           105,000,000   German Deutschemark, expiring October
                                         1995 at DM 1.475                                  (761,250)        (294,000)   0.0
                           180,000,000   Netherlands Guilder, expiring October
                                         1995 at Nlg 1.652                               (1,251,000)        (486,000)   0.0
                            69,000,000   Swiss Franc, expiring October 1995 at
                                         Chf 1.229                                         (527,850)        (179,400)   0.0
                                                                                     --------------   --------------  ------
                                                                                         (3,586,800)      (1,253,286)   0.0


                                         Total Options Written                           (7,851,750)      (6,685,194)  (0.6)


Total Investments, Net of Options Written                                            $  895,319,728    1,080,904,433   94.9
                                                                                     ==============
Other Assets Less Liabilities                                                                             57,869,259    5.1
                                                                                                      --------------  ------
Net Assets                                                                                            $1,138,773,692  100.0%
                                                                                                      ==============  ======


Net Asset               Class A--Based on net assets of $202,379,226 and
Value:                           12,758,497 shares outstanding                                        $        15.86
                                                                                                      ==============
                        Class B--Based on net assets of $838,664,746 and
                                 55,959,118 shares outstanding                                        $        14.99
                                                                                                      ==============
                        Class C--Based on net assets of $3,612,099 and 241,179
                                 shares outstanding                                                   $        14.98
                                                                                                      ==============
                        Class D--Based on net assets of $94,117,621 and 5,947,433
                                 shares outstanding                                                   $        15.82
                                                                                                      ==============


(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)Each unit consists of one ordinary 5p Vendome PLC and one ordinary NPC Vendome SA.
  *Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.